SUBSEQUENT EVENTS	12 Months Ended
Feb. 29, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.                               SUBSEQUENT EVENTS

On March 1, 2012, the Company granted 6,845,800 non-vested shares to employees with vesting periods ranging from approximate 1 year to 11 years. The fair value per non-vested shares granted was $5.56, which is equal to the market closing price of the Company’s ADSs on the NewYork Stock Exchange as of the grant date.

On March 28, 2012, the Group obtained 6% equity interest in Beijing Century Mingde Education Technology Co., Ltd. with a consideration of RMB 15 million.